FINANCIAL RISK MANAGEMENT - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 2,340	£ 2,364
Commitments and guarantees	127,684	133,598
Total contingents and commitments	130,024	135,962
The Group | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	127,624	133,473
The Group | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	60	125
The Group | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,383	1,375
Commitments and guarantees	97,587	102,280
Total contingents and commitments	98,970	103,655
The Group | Not later than 1 year | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	97,587	102,279
The Group | Not later than 1 year | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	0	1
The Group | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	242	337
Commitments and guarantees	15,524	18,196
Total contingents and commitments	15,766	18,533
The Group | 1-3 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	15,506	18,152
The Group | 1-3 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	18	44
The Group | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	258	69
Commitments and guarantees	9,853	9,470
Total contingents and commitments	10,111	9,539
The Group | 3-5 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	9,853	9,454
The Group | 3-5 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	0	16
The Group | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	457	583
Commitments and guarantees	4,720	3,652
Total contingents and commitments	5,177	4,235
The Group | Over 5 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	4,678	3,588
The Group | Over 5 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	42	64
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2,077	2,093
Commitments and guarantees	57,990	62,766
Total contingents and commitments	60,067	64,859
The Bank | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	57,935	62,670
The Bank | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	55	96
The Bank | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,248	1,217
Commitments and guarantees	30,872	34,552
Total contingents and commitments	32,120	35,769
The Bank | Not later than 1 year | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	30,872	34,552
The Bank | Not later than 1 year | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	0	0
The Bank | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	216	328
Commitments and guarantees	14,231	16,346
Total contingents and commitments	14,447	16,674
The Bank | 1-3 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	14,213	16,319
The Bank | 1-3 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	18	27
The Bank | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	227	68
Commitments and guarantees	9,180	9,143
Total contingents and commitments	9,407	9,211
The Bank | 3-5 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	9,180	9,127
The Bank | 3-5 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	0	16
The Bank | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	386	480
Commitments and guarantees	3,707	2,725
Total contingents and commitments	4,093	3,205
The Bank | Over 5 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	3,670	2,672
The Bank | Over 5 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	37	53
Acceptances and endorsements | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	21	73
Acceptances and endorsements | The Group | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	21	73
Acceptances and endorsements | The Group | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities		0
Acceptances and endorsements | The Group | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities		0
Acceptances and endorsements | The Group | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities		0
Acceptances and endorsements | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	21	73
Acceptances and endorsements | The Bank | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	21	73
Acceptances and endorsements | The Bank | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | The Bank | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | The Bank | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Other contingent liabilities | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2,319	2,291
Other contingent liabilities | The Group | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,362	1,302
Other contingent liabilities | The Group | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	242	337
Other contingent liabilities | The Group | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	258	69
Other contingent liabilities | The Group | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	457	583
Other contingent liabilities | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2,056	2,020
Other contingent liabilities | The Bank | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,227	1,144
Other contingent liabilities | The Bank | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	216	328
Other contingent liabilities | The Bank | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	227	68
Other contingent liabilities | The Bank | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 386	£ 480